Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Severance accrual	$ 2,935	$ 994
Total accounts payable and accrued liabilities	281,938	225,330
Income taxes payable	54,556	24,770
Provisions	12,066	7,372
Current liabilities	361,756	271,670
Long-term provisions	229,887	188,012
Deferred credit	20,788	20,788
Deferred tax liabilities	175,311	176,808
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Financial liabilities
Provisions	8,400	3,400
Long-term provisions	226,700	185,100
Liquidity risk [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	272,266	221,488
Severance accrual	7,842	7,842
Employee compensation	6,737	2,848
Total accounts payable and accrued liabilities	286,845	232,178
Income taxes payable	54,556	24,770
Loss on commodity contracts	367
Debt: Credit facility		275,000
Debt: Interest & Standby Fees	4,404	39,992
Provisions	6,843	6,929
Future employee compensation	15,864	10,155
Current liabilities	368,879	589,024
Loss on commodity contracts	367
Liquidity risk [member] | Within 1 year [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	272,266	221,488
Severance accrual	2,935	994
Employee compensation	6,737	2,848
Total accounts payable and accrued liabilities	281,938	225,330
Income taxes payable	54,556	24,770
Loss on commodity contracts	367
Debt: Credit facility		0
Debt: Interest & Standby Fees	2,110	12,952
Provisions	3,648	3,979
Future employee compensation	4,396	1,444
Current liabilities	347,015	268,475
Loss on commodity contracts	367
Liquidity risk [member] | 2 - 3 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	3,711	5,967
Employee compensation	0	0
Total accounts payable and accrued liabilities	3,711	5,967
Income taxes payable	0	0
Loss on commodity contracts	0
Debt: Credit facility		0
Debt: Interest & Standby Fees	2,294	27,040
Provisions	3,109	633
Future employee compensation	11,468	8,711
Current liabilities	20,582	42,351
Loss on commodity contracts	0
Liquidity risk [member] | 4-5 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	1,120	772
Employee compensation	0	0
Total accounts payable and accrued liabilities	1,120	772
Income taxes payable	0	0
Loss on commodity contracts	0
Debt: Credit facility		275,000
Debt: Interest & Standby Fees	0	0
Provisions	85	1,350
Future employee compensation	0	0
Current liabilities	1,205	277,122
Loss on commodity contracts	0
Liquidity risk [member] | After 5 years [member]
Financial liabilities
Accounts payable and accrued liabilities other than:	0	0
Severance accrual	76	109
Employee compensation	0	0
Total accounts payable and accrued liabilities	76	109
Income taxes payable	0	0
Loss on commodity contracts	0
Debt: Credit facility		0
Debt: Interest & Standby Fees	0	0
Provisions	1	967
Future employee compensation	0	0
Current liabilities	77	$ 1,076
Loss on commodity contracts	$ 0